UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	3/31
Date of reporting period:	3/31/2016

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for these series, as appropriate.

Dreyfus Institutional Preferred Government Money Market Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Institutional Preferred Government Money Market Fund

ANNUAL REPORT March 31, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Government Money Market Fund covers the three-month period ended March 31, 2016. During the reporting period, the fund produced the following annualized yields and effective yields:1

	Yield (%)	Effective Yield (%)
Institutional Shares	.23%	.23%
Hamilton Shares	.18%	.18%
Premier Shares	.01%	.01%
Classic Shares	.01%	.01%
Agency Shares	.08%	.08%

Money market yields stayed low over the reporting period despite a sustained U.S. economic recovery.

Effective January 1, 2016, the Fund’s fiscal year-end has changed from December 31 to March 31.

Uneven U.S. Economic Recovery Continued

In January 2016, disappointing economic developments in China and plunging commodity prices sparked a flight to traditional safe havens, putting downward pressure on yields of U.S. government securities. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added. On the other hand, global economic instability continued to dampen manufacturing activity. Employment data in February proved better than expected when 245,000 jobs were added and the unemployment rate remained at 4.9%. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher in the wake of previous declines.

Economic data generally remained positive in March, when 215,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the workforce. Manufacturing activity expanded for the first time in six months on the strength of surging order volumes and rebounding raw materials prices.

Gradual and Modest Rate Hikes Expected

At its January 2016 meeting, monetary policymakers refrained from implementing a second consecutive rate hike. The Fed indicated that it is “closely monitoring global economic and financial developments and is assessing their implications for the labor market and inflation” before making additional monetary policy changes. The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.” Indeed, the Fed again refrained from raising short-term rates at its March meeting, citing recent global economic and financial developments. While many analysts expect additional rate hikes this year, those increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity during the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on U.S. government obligations with good liquidity characteristics.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin

Senior Portfolio Manager

April 15, 2016

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Money Market Fund from October 1, 2015 to March 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months period ended March 31, 2016
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Expenses paid per $1,000†	$ .55	$ .75	$ 1.05	$ 1.25	$ 1.00
Ending value (after expenses)	$1,000.70	$1,000.50	$1,000.20	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2016
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Expenses paid per $1,000†	$ .56	$ .76	$ 1.06	$ 1.26	$ 1.01
Ending value (after expenses)	$1,024.45	$1,024.25	$1,023.95	$1,023.75	$1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .11% for Institutional shares, .15% for Hamilton shares, .21% for Agency shares, .25% for Premier shares and .20% for Classic shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2016

U.S. Government Agencies - 49.2%	Principal Amount ($)		Value ($)
Federal Farm Credit Bank
0.59% - 0.65%, 4/1/16 - 4/9/16	163,900,000	[a]	163,606,490
Federal Home Loan Bank
0.25% - 0.50%, 4/1/16 - 9/22/16	818,640,000		817,698,440
Federal Home Loan Bank
0.59%, 4/21/16	75,000,000	[a]	75,000,000
Federal Home Loan Mortgage Corp.
0.57%, 4/21/16	100,000,000	[a,b]	99,986,582
Federal National Mortgage Association
0.27%, 4/8/16	50,000,000	[b]	49,997,375
Total U.S. Government Agencies (cost $1,206,288,887)			1,206,288,887
U.S. Treasury Notes - 1.7%

0.58%, 6/30/16
(cost $40,258,157)	40,000,000		40,258,157
Repurchase Agreements - 49.1%

ABN AMRO Bank N.V.
0.30%, dated 3/31/16, due 4/1/16 in the amount of 150,001,250 (fully collateralized by $149,196,139 U.S. Treasury Notes, 0.88%-2.25%, due 11/30/17-11/15/24, value $153,000,004)	150,000,000		150,000,000
Bank of Nova Scotia
0.30%, dated 3/31/16, due 4/1/16 in the amount of $150,001,250 (fully collateralized by $118,421 U.S. Treasury Bills, due 9/22/16, value $118,201, $17,148,363 U.S. Treasury Bonds, 2.88%-8.50%, due 2/15/20-5/15/45, value $22,264,520, $67,350,853 U.S. Treasury Inflation Protected Securities, 0.13%-3.88%, due 7/15/16-2/15/45, value $75,854,122 and $52,775,479 U.S. Treasury Notes, 0.50%-4.88%, due 7/31/16-11/15/25, value $54,763,163)	150,000,000		150,000,000
BNP Paribas
0.30%, dated 3/31/16, due 4/1/16 in the amount of $300,002,500 (fully collateralized by $9,900 U.S. Treasury Bonds, 7.50%, due 11/15/16, value $10,602, $705,100 U.S. Treasury Floating Rate Notes, 0.37%-0.57%, due 7/31/16-1/31/18, value $705,621, $298,179,500 U.S. Treasury Notes, 0.88%-1.50%, due 12/31/16-5/31/20, value $302,488,730 and $3,060,731 U.S. Treasury Strips, due 8/15/17-2/15/45, value $2,795,047)	300,000,000		300,000,000
Credit Agricole CIB
0.28%, dated 3/31/16, due 4/1/16 in the amount of $104,000,809 (fully collateralized by $43,935,921 U.S. Treasury Bonds, 2.50%-3%, due 11/15/45-2/15/46, value $45,371,272, $32,857,853 U.S. Treasury Notes, 1.50%-1.63%, due 6/30/20-3/31/23, value $33,402,466 and $58,364,179 U.S. Treasury Strips, due 2/15/44, value $27,306,265)	104,000,000		104,000,000

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 49.1% (continued)	Principal Amount ($)	Value ($)
HSBC USA Inc.
0.27%, dated 3/31/16, due 4/1/16 in the amount of $150,001,125 (fully collateralized by $136,285,900 U.S. Treasury Inflation Protected Securities, 0.75%-1.38%, due 2/15/42-2/15/44, value $153,003,921)	150,000,000	150,000,000
TD Securities (USA) LLC
0.30%, dated 3/31/16, due 4/1/16 in the amount of $350,002,917 (fully collateralized by $101,302,000 U.S. Treasury Floating Rate Notes, 0.35%-0.38%, due 4/30/16-7/31/17, value $101,332,151, $110,250,700 U.S. Treasury Inflation Protected Securities, 0.13%-1.25%, due 4/15/20-2/15/45, value $115,268,680, $75,835,500 U.S. Treasury Notes, 0.75%-1.38% due 3/31/18-6/30/18, value $76,500,425 and $132,320,600 U.S. Treasury Strips, 11/15/39-8/15/45, value $63,898,834)	350,000,000	350,000,000
Total Repurchase Agreements (cost $1,204,000,000)		1,204,000,000
Total Investments (cost $2,450,547,044)	100.0%	2,450,547,044
Cash and Receivables (Net)	.0%	292,299
Net Assets	100.0%	2,450,839,343

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	49.1
Federal Home Loan Bank	36.4
Federal Farm Credit Bank	6.7
Federal Home Loan Mortgage Corp.	4.1
Federal National Mortgage Association	2.0
U.S. Treasury Notes	1.7
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,204,000,000)—Note 1(b)	2,450,547,044	2,450,547,044
Cash		96,157
Interest receivable		492,994
		2,451,136,195
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		296,852
		296,852
Net Assets ($)		2,450,839,343
Composition of Net Assets ($):
Paid-in capital		2,450,839,343
Net Assets ($)		2,450,839,343

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Net Assets ($)	989,155,405	1,058,339,849	10,138,337	391,071,789	2,133,963
Shares Outstanding	988,375,870	1,057,527,351	10,130,626	390,786,011	2,132,340
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

	Three
	Months Ended	Year Ended
	March 31, 2016[a]	December 31, 2015
Investment Income ($):
Interest Income	1,964,520	5,134,524
Expenses:
Management fee—Note 2(a)	832,804	3,569,594
Service Plan fees—Note 2(b)	303,615	1,465,095
Legal fees—Note 2(a)	6,607	27,986
Trustees’ fees—Note 2(a,c)	2,996	30,958
Total Expenses	1,146,022	5,093,633
Less—reduction in expenses due to undertaking—Note 2(a)	(276,598)	(908,779)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(2,996)	(30,958)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(6,607)	(27,986)
Net Expenses	859,821	4,125,910
Investment Income—Net	1,104,699	1,008,614
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	–	28,431
Net Increase in Net Assets Resulting from Operations	1,104,699	1,037,045

a The fund has changed its fiscal year end from December 31 to March 31.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Three Months Ended	Year Ended December 31,
	March 31, 2016[a]	2015	2014
Operations ($):
Investment income—net	1,104,699	1,008,614	322,715
Net realized gain (loss) on investments	-	28,431	63,292
Net Increase (Decrease) in Net Assets Resulting from Operations	1,104,699	1,037,045	386,007
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(585,422)	(739,060)	(316,409)
Hamilton Shares	(512,183)	(268,575)	(6,151)
Agency Shares	(1,853)	(77)	(4)
Premier Shares	(5,192)	(888)	(123)
Classic Shares	(49)	(14)	(28)
Total Dividends	(1,104,699)	(1,008,614)	(322,715)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,428,868,047	6,324,228,345	6,653,712,857
Hamilton Shares	1,065,117,113	4,100,729,611	5,308,965,896
Agency Shares	4,220,216	96,841,422	48,210,758
Premier Shares	485,196,121	768,487,739	940,059,059
Classic Shares	10,524	186,409,095	1,032,592,433
Dividends reinvested:
Institutional Shares	34,258	4,311	433
Hamilton Shares	1,670	895	18
Premier Shares	92	15	1
Classic Shares	37	11	28
Cost of shares redeemed:
Institutional Shares	(1,424,380,072)	(6,562,376,083)	(6,615,526,400)
Hamilton Shares	(1,099,779,911)	(4,199,241,193)	(5,789,075,409)
Agency Shares	(5,422,088)	(98,000,674)	(49,573,517)
Premier Shares	(262,339,789)	(838,996,149)	(1,102,390,937)
Classic Shares	(5,574)	(212,085,073)	(1,134,028,510)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	191,520,644	(433,997,728)	(707,053,290)
Total Increase (Decrease) in Net Assets	191,520,644	(433,969,297)	(706,989,998)
Net Assets ($):
Beginning of Period	2,259,318,699	2,693,287,996	3,400,277,994
End of Period	2,450,839,343	2,259,318,699	2,693,287,996
[a] The fund has changed its fiscal year end from December 31 to March 31.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Three Months Ended	Year Ended December 31,
Institutional Shares	March 31, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.000[b]	.000[b]	.001	.001
Distributions:
Dividends from investment income—net	(.001)	(.001)	(.000)[b]	(.000)[b]	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[c]	.07	.03	.04	.12	.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.14[d]	.14	.14	.14	.14	.14
Ratio of net expenses to average net assets	.10[d]	.13	.14	.14	.14	.14
Ratio of net investment income to average net assets	.23[d]	.07	.03	.04	.12	.12
Net Assets, end of period ($ x 1,000)	989,155	984,688	1,222,787	1,184,394	760,601	767,737

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Three Months Ended	Year Ended December 31,
Hamilton Shares	March 31, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]	.000[b]	.000[b]	.001	.001
Distributions:
Dividends from investment income—net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.05 [c]	.02	.00[d]	.01	.07	.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.19[e]	.19	.19	.19	.19	.19
Ratio of net expenses to average net assets	.15 [e]	.18	.17	.17	.19	.19
Ratio of net investment income to average net assets	.18[e]	.02	.00[d]	.01	.07	.08
Net Assets, end of period ($ x 1,000)	1,058,340	1,093,087	1,191,569	1,671,719	1,469,811	1,823,501

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Three Months Ended	Year Ended December 31,
Agency Shares	March 31, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[c]	.00[d]	.00[d]	.00[d]	.00[d]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.29[e]	.29	.29	.29	.29	.29
Ratio of net expenses to average net assets	.25[e]	.20	.17	.18	.26	.24
Ratio of net investment income to average net assets	.08[e]	.00[d]	.00[d]	.00[d]	.00[d]	.01
Net Assets, end of period ($ x 1,000)	10,138	11,340	12,500	13,861	22,295	21,794

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Three Months Ended	Year Ended December 31,
Premier Shares	March 31, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44[e]	.44	.44	.44	.44	.44
Ratio of net expenses to average net assets	.33[e]	.20	.17	.18	.26	.26
Ratio of net investment income to average net assets	.01[e]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	391,072	168,074	238,608	400,990	337,837	416,300

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Three Months Ended	Year Ended December 31,
Classic Shares	March 31, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[e]	.69	.69	.69	.69	.69
Ratio of net expenses to average net assets	.32[e]	.21	.17	.18	.26	.26
Ratio of net investment income to average net assets	.01[e]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	2,134	2,129	27,824	129,314	169,866	177,397

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective January 1, 2016, a change in the fund’s fiscal year end from December 31 to March 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

NOTES TO FINANCIAL STATEMENTS (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,450,547,044
Level 3 - Significant Unobservable Inputs	-
Total	2,450,547,044
† See Statement of Investments for additional detailed categorizations.

At March 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC

NOTES TO FINANCIAL STATEMENTS (continued)

pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the fund did not incur any interest or penalties.

The tax period ended March 31, 2016 and each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2016, December 31, 2015 and December 31, 2014 were all ordinary income.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the Trustees’ fees and expenses of independent counsel. Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. Dreyfus has also contractually agreed, from January 1, 2016 through May 1, 2017 to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees and certain other expenses) do not exceed .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2016, fees reimbursed by Dreyfus amounted to $9,603. During the period ended December 31, 2015, fees reimbursed by Dreyfus amounted to $58,944.

As to the fund, unless Dreyfus gives the fund’s investors 90 days notice to the contrary, Dreyfus, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage commissions and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $276,598 and $908,779, during the periods ended March 31, 2016 and December 31, 2015, respectively.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares, Agency shares, Premier shares and Classic shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended March 31, 2016, Hamilton shares, Agency shares, Premier shares and Classic shares were charged $141,641, $3,496, $155,564 and $2,914, respectively, pursuant to the Service Plan. During the period ended December 31, 2015, Hamilton shares, Agency shares, Premier shares and Classic shares were charged $591,530, $15,158, $711,718 and $146,689, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

NOTES TO FINANCIAL STATEMENTS (continued)

$267,390 and Service Plan fees $123,786, which are offset against an expense reimbursement currently in effect in the amount of $94,324.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Government Money Market Fund

We have audited the accompanying statement of asset and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Government Money Market Fund (one of the series comprising Dreyfus Institutional Reserves Funds) as of March 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Government Money Market Fund at March 31, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 25, 2016

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended March 31, 2016 as qualifying “interest-related dividends”.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 137

———————

Francine J. Bovich (64)

Board Member (2016)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 78

———————

Gordon J. Davis (74)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 60

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 50

———————

Robin A. Melvin (52)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 109

———————

Roslyn M. Watson (66)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 64

———————

Benaree Pratt Wiley (69)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 88

———————

INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 36

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 36

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 137 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 162 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Institutional Preferred Government Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DSVXX Hamilton: DSHXX Agency: DRGXX Premier: DERXX Classic: DLSXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6546AR0316

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $99,093 in 2015 and $33,856 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,819 in 2015 and $6,273 in 2016.These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,437 in 2015 and $4,202 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $115 in 2015 and $80 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,055,582 in 2015 and $19,416,233 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)